Federated Investors
World-Class Investment Manager

Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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August 11, 2004 (Revised August 27, 2004)

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INSTITUTIONAL SHARES

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A money market mutual fund seeking to provide current income consistent with stability of principal by investing in a portfolio of short-term, high-quality, fixed-income securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 2

What are the Fund's Investment Strategies? 3

What are the Principal Securities in Which the Fund Invests? 4

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 9

How to Purchase Shares 9

How to Redeem Shares 11

Account and Share Information 14

Who Manages the Fund? 15

Legal Proceedings 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

What are the Fund's Fees and Expenses?

PRIME MANAGEMENT OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.56%

1 The percentages shown are based on expenses for the entire fiscal year ending July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending July 31, 2005.

Total Waivers of Fund Expenses	0.36%
Total Actual Annual Fund Operating Expenses (after waivers)	0.20%

As of August 11, 2004, the Fund's operating expenses were 0.05%. The Adviser anticipates increasing expenses 0.01% systematically through the Fund's fiscal year. At July 31, 2005, the Fund's expenses are expected to be 0.20% after waivers.

2 The Adviser expects to voluntarily waive a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending July 31, 2005.

3 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 57
3 Years	$179

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure.

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The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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INDUSTRY CONCENTRATION

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The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

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What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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The following describes the types of fixed-income securities in which the Fund may invest:

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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

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Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker's acceptances.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Insurance Contracts

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Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

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Municipal Securities

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Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

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Foreign Securities

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Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;
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  the principal trading market for its securities is in another country; or
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  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
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Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

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CREDIT ENHANCEMENT

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

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Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash.

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INVESTMENT RATINGS

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The securities in which the Fund invests will be rated in one of the two highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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RISKS OF FOREIGN INVESTING

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

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The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

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By Telephone

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You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds at the following address:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem Shares

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You should redeem Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400.

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Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 5:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed; and
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  signatures of all shareholders exactly as registered.
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Call your investment professional or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
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  a redemption is payable to someone other than the shareholder(s) of record.
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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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SYSTEMATIC WITHDRAWAL PROGRAM

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You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's Internet site at http://www.federatedinv.com

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is July 31. As this is the Fund's first fiscal year, financial information is not yet available.

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A Statement of Additional Information (SAI) dated August 11, 2004, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Prime Management Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 60934N112

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28251 (8/04)

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